Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000730200
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 25, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Oct. 25, 2024